Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Right of Use Assets [Abstract]
Schedule of Information Related to Operating Lease

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Right-of-use assets, net	4,845	14,695	2,101

Operating lease liabilities - current	4,098	3,641	521
Operating lease liabilities - non-current	700	10,399	1,487
Total operating lease liabilities	4,798	14,040	2,008

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.25	3.92
Weighted average discount rate (%)	4.75	4.70

Information related to operating lease activities for the year ended December 31, 2023, 2024 and 2025 is set forth below:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating lease right-of-use assets obtained in exchange for lease liabilities	-	-	16,442	2,351

Operating lease expense
Amortization of right-of-use assets	7,052	7,312	6,592	943
Interest of lease liabilities	738	386	558	80
Total operating lease expense	7,790	7,698	7,150	1,023

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of December 31, 2025:

Twelve months ending December 31,	RMB	US$
2026	4,061	581
2027	3,577	512
2028	3,650	522
2029	3,722	532
Total future minimum lease payments	15,010	2,147
Less: imputed interest	(970)	(139)
Present value of lease liabilities	14,040	2,008